John Hancock
Global Climate Action Fund
Quarterly portfolio holdings 12/31/2024

Fund’s investments
As of 12-31-24 (unaudited)
	Shares	Value
Common stocks 100.0%		$5,865,827
(Cost $5,444,887)
Canada 3.6%		210,629
Canadian Pacific Kansas City, Ltd.	2,909	210,629
France 4.3%		251,658
Dassault Systemes SE	3,062	105,957
EssilorLuxottica SA	483	117,818
Schneider Electric SE	112	27,883
Germany 4.6%		271,251
Deutsche Boerse AG	629	144,894
Siemens AG	648	126,357
Ireland 7.0%		411,450
Accenture PLC, Class A	537	188,911
Aptiv PLC (A)	1,769	106,989
ICON PLC (A)	551	115,550
Netherlands 3.4%		199,292
ASML Holding NV	54	37,823
Koninklijke Ahold Delhaize NV	4,941	161,469
Spain 2.8%		163,332
Amadeus IT Group SA	2,314	163,332
Switzerland 1.6%		93,487
Cie Financiere Richemont SA, A Shares	618	93,487
United Kingdom 12.5%		735,140
Bunzl PLC	2,542	104,667
Intertek Group PLC	3,174	187,519
London Stock Exchange Group PLC	1,597	225,424
RELX PLC	2,204	99,861
Rentokil Initial PLC	23,574	117,669
United States 60.2%		3,529,588
Abbott Laboratories	1,399	158,241
AECOM	831	88,767
Alphabet, Inc., Class A	754	142,732
Applied Materials, Inc.	686	111,564
Becton, Dickinson and Company	532	120,695
Broadcom, Inc.	298	69,088
Brown & Brown, Inc.	1,398	142,624
Cencora, Inc.	586	131,662
Cisco Systems, Inc.	2,280	134,976
Elevance Health, Inc.	573	211,380
Johnson Controls International PLC	1,797	141,837
Lowe’s Companies, Inc.	712	175,722
Marsh & McLennan Companies, Inc.	772	163,981
McDonald’s Corp.	408	118,275
Microsoft Corp.	1,045	440,469
NVIDIA Corp.	1,536	206,269
Omnicom Group, Inc.	1,074	92,407
Oracle Corp.	422	70,322
Salesforce, Inc.	584	195,249
Sysco Corp.	2,209	168,900
2	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
UnitedHealth Group, Inc.	131	$66,268
Visa, Inc., Class A	891	281,592
Watts Water Technologies, Inc., Class A	475	96,568

	Yield (%)	Shares	Value
Short-term investments 0.7%			$40,647
(Cost $40,645)
Short-term funds 0.7%			40,647
John Hancock Collateral Trust (B)	4.2987(C)	4,063	40,647

Total investments (Cost $5,485,532) 100.7%	$5,906,474
Other assets and liabilities, net (0.7%)	(41,970)
Total net assets 100.0%	$5,864,504

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
The fund had the following sector composition as a percentage of net assets on 12-31-24:
Information technology	26.6%
Industrials	20.5%
Financials	16.4%
Health care	15.7%
Consumer discretionary	11.2%
Consumer staples	5.6%
Communication services	4.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2024, by major security category or type:
	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$210,629	$210,629	—	—
France	251,658	—	$251,658	—
Germany	271,251	—	271,251	—
Ireland	411,450	411,450	—	—
Netherlands	199,292	—	199,292	—
Spain	163,332	—	163,332	—
Switzerland	93,487	—	93,487	—
United Kingdom	735,140	—	735,140	—
United States	3,529,588	3,529,588	—	—
Short-term investments	40,647	40,647	—	—
Total investments in securities	$5,906,474	$4,192,314	$1,714,160	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,063	$33,071	$533,026	$(525,458)	$(3)	$11	$1,179	—	$40,647
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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